Property, Plant and Equipment	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Property, Plant and Equipment [Text Block]

8. Property, Plant and Equipment

	Nechalacho		Computer
	REE Project		and Office	Land and	Exploration	Leasehold
	(a)	Airstrip	Equipment	Building	Equipment	Improvements	Total
Cost
As at September 1, 2017	$103,618,668	$646,860	$218,090	$74,455	$683,859	$94,594	$105,336,526

Additions	259,681	-	1,958	16,450	11,673	-	289,762
Disposals	-	-	-	-	-	-	-

As at August 31, 2018	103,878,349	646,860	220,048	90,905	695,532	94,594	105,626,288

Additions	201,097	-	-	-	-	7,020	208,117
Transfer to asset held for sale	(2,605,147)	-	-	-	-	-	(2,605,147)
Disposals	-	-	(18,911)	-	-	-	(18,911)

As at August 31, 2019	$101,474,299	$646,860	$201,137	$90,905	$695,532	$101,614	$103,210,347

Accumulated Depreciation
As at September 1, 2017	$-	$243,029	$161,448	$6,983	$622,606	$94,594	$1,128,660

Depreciation expense	-	22,417	18,538	3,384	20,579	-	64,918
Disposals	-	-	-	-	-	-	-

As at August 31, 2018	-	265,446	179,986	10,367	643,185	94,594	1,193,578

Depreciation expense	-	20,624	12,714	4,191	15,705	108	53,342
Disposals	-	-	(18,411)	-	-	-	(18,411)

As at August 31, 2019	$-	$286,070	$174,289	$14,558	$658,890	$94,702	$1,228,509

Net Book Value
As at August 31, 2018	$103,878,349	$381,414	$40,062	$80,538	$52,347	$-	$104,432,710
As at August 31, 2019	$101,474,299	$360,790	$26,848	$76,347	$36,642	$6,912	$101,981,838

a) Nechalacho REE Project, Northwest Territories

The Company owns a 100% interest in eight mining leases covering the Nechalacho rare earth elements deposit ("Nechalacho Deposit") located at Thor Lake in the Mackenzie Mining District of the Northwest Territories.

The property is subject to an underlying 2.5% net smelter returns ("NSR") royalty agreement which can be bought back at the principal amount of $150,000 compounded annually at the average Canadian prime rate from May 2, 1982 to the buyback date, and which currently approximates $1.6 million (the "2.5% NSR Royalty").

During the year ended August 31, 2012, the Company entered into an accommodation agreement (the "Accommodation Agreement") with the Deninu K'ue First Nation ("DKFN"). The DKFN is one of three Akaitcho bands who have used, occupied and have constitutionally protected aboriginal rights with respect to the lands on which the Nechalacho Deposit in the Northwest Territories is located.

The Accommodation Agreement provides for business and employment opportunities for the DKFN related to the Nechalacho Deposit and associated facilities in the Northwest Territories and contains measures to mitigate environmental and cultural impacts that may result from the project development.  The Accommodation Agreement also commits the DKFN to supporting timely completion of the environmental assessment, permitting and development processes of the Nechalacho REE Project, and provides for the DKFN to participate in the project economics.

 During the year ended August 31, 2019, the Company and an unrelated third party entered into an agreement under which this third party will acquire ownership of the near-surface resources principally in the T-Zone and Tardiff Zones of the property for a total cash consideration of $5.0 million while the Company will retain ownership of the mineral resources below a depth of 150 meters above sea level, a 3.0% NSR royalty (the "3.0% NSR Royalty") and will continue to have access to the property for exploration, development and mining purposes. Avalon has also agreed to waive the 3.0% NSR Royalty for the first five years of commercial production and to grant the third party the option to pay the Company $2 million within eight years of the transaction closing to extend the waiver of this royalty in perpetuity.

 This agreement also grants the third party an option to purchase the Company's option in the 2.5% NSR Royalty for an inflation adjusted fixed amount estimated at $1.5 million as at the agreement date, provided that, upon exercising the option, it extinguishes this royalty.

The sale is expected to be completed subsequent to the year ended August 31, 2019. Accordingly, the Company has transferred the carrying cost relating to the near-surface mineral resources of $2,605,147 from the total carrying cost of the Nechalacho REE Project included in Property, Plant and Equipment to Asset Held for Sale. Advance payments totaling $3.2 million had been received by August 31, 2019 and was recorded as Deferred Asset Sale Proceed on the Statements of Financial Position. The balance of $1.8 million was received subsequent to August 31, 2019.

 During the year ended August 31, 2019, the Company generated net management fees of $10,204 for services provided to the third party to manage its exploration activities on the property.